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This is filed pursuant to Rule 497(e).
         Alliance Mortgage Securities Income Fund, Inc.
         (File Nos. 2-85921 and 811-03829)
         Alliance Limited Maturity Govenment Fund, Inc.
         (File Nos. 33-47031 and 811-06627)


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ALLIANCE CAPITAL [LOGO] (R)

              THE ALLIANCE BOND FUNDS
              ALLIANCE MORTGAGE SECURITIES INCOME FUND, INC.
              ALLIANCE LIMITED MATURITY GOVERNMENT FUND, INC.

_________________________________________________________________

Supplement dated August 4, 2000 to the Prospectus and Application dated March 1, 2000 of The Alliance Bond Funds.

On July 19-20, 2000, the Boards of Directors of Alliance Mortgage Securities Income Fund, Inc. ("Mortgage Securities") and Alliance Limited Maturity Government Fund, Inc. ("Limited Maturity") approved the acquisition of each fund by Alliance U.S. Government Portfolio, a series of Alliance Bond Fund, Inc. ("U.S. Government"). Mortgage Securities and Limited Maturity will present the acquisitions, as applicable, to their stockholders for approval at a special stockholders' meeting that is planned for November 9, 2000.

If stockholders approve the acquisitions, U.S. Government will acquire the assets and assume the liabilities of Mortgage
Securities and Limited Maturity. The closing date of the acquisitions is contemplated for the fourth quarter of this year or the first quarter of 2001.

Stockholders of Mortgage Securities and Limited Maturity need not act with respect to the acquisitions at this time. Proxy materials will be mailed in September to stockholders of Mortgage Securities and Limited Maturity of record as of August 25, 2000. These materials will describe the acquisitions in detail, including any effect on expense ratios. If a stockholder buys fund shares after that date, that stockholder will not be entitled to vote those shares on the fund's acquisition but may request a copy of the proxy materials.

Both acquisitions are expected to be tax-free transactions.

THE ACQUISITIONS WILL NOT TRIGGER ANY SALES CHARGES.

Mortgage Securities and Limited Maturity plan to cease offering their shares effective August 14, 2000.

        _________________________________________________

You should retain this Supplement with your Prospectus for future reference.

(R) This is a registered mark used under license from the owner, Alliance Capital Management L.P.


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